COMMITMENTS AND CONTINGENCIES (Royalty Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 OCS [Member]	Dec. 31, 2011 OCS [Member]	Dec. 31, 2010 OCS [Member]	Dec. 31, 2012 BIRD-F [Member]	Dec. 31, 1996 BIRD-F [Member]
Long-term Purchase Commitment [Line Items]
Royalty rates	3.50%			5.00%
Percent of grants received paid in royalties	100.00%			150.00%
Proceeds from grants received	$ 33,408				$ 340
Accumulated interest, grants	9,810
Royalties due based on stated percentage				775
Royalties payable maximum				427
Accumulated royalties paid	10,182			296
Total commitment with respect to royalty-bearing participation received, net of royalties paid	33,542			348
Royalty expenses	$ 562	$ 759	$ 793